Submission	Jul. 17, 2026
Submission [Line Items]
Central Index Key	0000714712
Registrant Name	JUNIATA VALLEY FINANCIAL CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES